Profit/(loss) from divestment of ZIM (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of discontinued operations [abstract]
Schedule of Operations Information of Discontinued Operations
	For the year ended
	December 31
	2025	2024	2023
	$ Thousands	$ Thousands	$ Thousands
Loss on dilution	-	(8)	(860)
Gain on sale of ZIM shares	-	474,581	-
Impairment of ZIM investment	-	-	-
Dividend income	-	5,714	-
Share in profit/(losses) of ZIM	-	101,028	(266,046)
Profit/(loss) from divestment of ZIM	-	581,315	(266,906)